Employee benefits (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of information about defined benefit plans [abstract]
Disclosure of defined benefit plans
Defined benefit obligations

	Year ended December 31,
(in thousands of euro)	2018	2019	2020
Allowance for retirement defined benefit	3,282	3,281	3,713
Allowance for seniority awards	415	479	463
Total Defined benefit obligations	3,697	3,760	4,177

Disclosure of actuarial assumptions for defined benefit plans
The main actuarial assumptions used to evaluate retirement benefits are the following:

	Year ended December 31,
	2018	2019	2020
Economic assumptions
Discount rate (iBoxx Corporate AA) for retirement	1.80%	1.05%	0.50%
Annual rate of increase in wages	4.50%	3.00%	3.00%
Demographical assumptions
Type of retirement	At the initiative of the employee	At the initiative of the employee	At the initiative of the employee
Annual mobility rate	2.0%	1.90%	2.6%
Rate of contributions	45.20%	47.07%	45.17%
Rate of wages costs	23.29%	22.54%	22.06%
Age at retirement
- Executives	64 years	64 years	64 years
- Non executives	62 years	62 years	62 years
Mortality table	TH-TF 00-02	TH-TF 00-02	TH-TF 00-02
Annual turnover by tranche of age	All personnel	All personnel	All personnel
16-24 years	5.0%	5.0%	6.0%
25-29 years	3.0%	3.5%	5.0%
30-34 years	2.5%	2.5%	3.7%
35-39 years	2.0%	2.0%	3.0%
40-44 years	1.5%	1.5%	2.0%
45-49 years	1.0%	1.0%	1.0%
+50 years	0%	0%	0%

Disclosure of net defined benefit liability (asset)
Changes in the projected benefit obligation for the periods presented were as follows (in thousands of euro):

As of January 1, 2018	2,621
Service cost	434
Interest costs	43
Actuarial loss	599
As of December 31, 2018	3,697
Service cost	630
Interest costs	55
Actuarial gain	(622)
As of December 31, 2019	3,760
Service cost	252
Interest costs	(35)
Actuarial loss	200
As of December 31, 2020	4,177